Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.1%
ATI, Inc.(1)	41,797	$ 3,608,753
Axon Enterprise, Inc.(1)	11,478	9,503,095
Curtiss-Wright Corp.	6,375	3,114,506
General Electric Co.	143,630	36,968,926
HEICO Corp.	16,415	5,384,120
Loar Holdings, Inc.(1)	6,000	517,020
Moog, Inc., Class A	4,502	814,727
Woodward, Inc.	7,808	1,913,663
		$61,824,810
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	38,573	$3,701,079
Expeditors International of Washington, Inc.	43,867	5,011,805
FedEx Corp.	59,548	13,535,856
GXO Logistics, Inc.(1)	14,264	694,657
United Parcel Service, Inc., Class B	157,944	15,942,867
		$38,886,264
Automobile Components — 0.2%
Aptiv PLC(1)	69,512	$4,742,109
Autoliv, Inc.	24,275	2,716,372
BorgWarner, Inc.	73,623	2,464,898
Lear Corp.	18,767	1,782,490
Modine Manufacturing Co.(1)	18,068	1,779,698
		$13,485,567
Automobiles — 0.5%
Ford Motor Co.	1,222,018	$13,258,895
General Motors Co.	272,720	13,420,551
Rivian Automotive, Inc., Class A(1)(2)	252,100	3,463,854
		$30,143,300
Banks — 4.5%
Bank of America Corp.	873,335	$41,326,212
Bank OZK	12,536	589,944
BOK Financial Corp.	2,833	276,586
Cadence Bank	25,939	829,529
Citigroup, Inc.	261,528	22,261,263
Citizens Financial Group, Inc.	58,212	2,604,987
Columbia Banking System, Inc.	29,267	684,262
Comerica, Inc.	21,543	1,285,040
Commerce Bancshares, Inc.	21,941	1,364,072
Cullen/Frost Bankers, Inc.	10,212	1,312,650
East West Bancorp, Inc.	19,690	1,988,296
F.N.B. Corp.	52,079	759,312
Fifth Third Bancorp	90,155	3,708,075
First Citizens Bancshares, Inc., Class A	1,317	2,576,671
First Financial Bankshares, Inc.	19,359	696,537
Security	Shares	Value
Banks (continued)
First Horizon Corp.	80,133	$ 1,698,820
Flagstar Financial, Inc.	50,000	530,000
Glacier Bancorp, Inc.	15,847	682,689
Hancock Whitney Corp.	11,864	680,994
Home BancShares, Inc.	22,755	647,607
Huntington Bancshares, Inc.	184,736	3,096,175
JPMorgan Chase & Co.	314,466	91,166,838
KeyCorp	139,902	2,437,093
M&T Bank Corp.	22,445	4,354,106
Old National Bancorp	43,636	931,192
Pinnacle Financial Partners, Inc.	9,343	1,031,561
PNC Financial Services Group, Inc.	54,990	10,251,236
Popular, Inc.	9,320	1,027,157
Regions Financial Corp.	119,718	2,815,767
SouthState Corp.	12,620	1,161,419
Synovus Financial Corp.	15,627	808,697
Truist Financial Corp.	183,883	7,905,130
U.S. Bancorp	216,235	9,784,634
UMB Financial Corp.	10,211	1,073,789
United Bankshares, Inc.	19,479	709,620
Valley National Bancorp	67,975	607,017
Webster Financial Corp.	24,164	1,319,354
Wells Fargo & Co.	440,629	35,303,195
Western Alliance Bancorp	14,818	1,155,508
Wintrust Financial Corp.	10,651	1,320,511
Zions Bancorp NA	19,408	1,008,052
		$265,771,597
Beverages — 1.4%
Celsius Holdings, Inc.(1)	23,787	$1,103,479
Coca-Cola Co.	511,864	36,214,378
Coca-Cola Consolidated, Inc.	8,850	988,103
Keurig Dr. Pepper, Inc.	227,852	7,532,787
Monster Beverage Corp.(1)	122,677	7,684,487
PepsiCo, Inc.	201,396	26,592,328
Primo Brands Corp., Class A	43,778	1,296,704
		$81,412,266
Biotechnology — 2.1%
AbbVie, Inc.	223,966	$41,572,569
Alkermes PLC(1)	20,856	596,690
Alnylam Pharmaceuticals, Inc.(1)	16,124	5,257,875
Amgen, Inc.	68,656	19,169,442
Biogen, Inc.(1)	19,710	2,475,379
BioMarin Pharmaceutical, Inc.(1)	23,428	1,287,837
Blueprint Medicines Corp.(1)	9,135	1,170,924
Exact Sciences Corp.(1)	25,895	1,376,060
Exelixis, Inc.(1)	28,125	1,239,609
Gilead Sciences, Inc.	158,222	17,542,073
Halozyme Therapeutics, Inc.(1)	13,274	690,514
Incyte Corp.(1)	22,316	1,519,720

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Insmed, Inc.(1)	22,151	$ 2,229,277
Ionis Pharmaceuticals, Inc.(1)	19,122	755,510
Madrigal Pharmaceuticals, Inc.(1)	2,333	706,059
Moderna, Inc.(1)	43,220	1,192,440
Neurocrine Biosciences, Inc.(1)	11,567	1,453,856
Regeneron Pharmaceuticals, Inc.	13,316	6,990,900
Revolution Medicines, Inc.(1)	17,907	658,799
Roivant Sciences Ltd.(1)	53,909	607,554
United Therapeutics Corp.(1)	5,550	1,594,793
Vertex Pharmaceuticals, Inc.(1)	32,540	14,486,808
		$124,574,688
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	1,010,534	$221,701,054
eBay, Inc.	49,532	3,688,153
Etsy, Inc.(1)	16,765	840,932
Ollie's Bargain Outlet Holdings, Inc.(1)	7,116	937,747
		$227,167,886
Building Products — 1.0%
A.O. Smith Corp.	16,483	$1,080,790
AAON, Inc.	8,903	656,596
Advanced Drainage Systems, Inc.	9,669	1,110,581
Allegion PLC	11,900	1,715,028
Armstrong World Industries, Inc.	5,039	818,535
AZEK Co., Inc.(1)	17,500	951,125
Builders FirstSource, Inc.(1)	14,176	1,654,198
Carlisle Cos., Inc.	12,468	4,655,551
Carrier Global Corp.	125,427	9,180,002
CSW Industrials, Inc.	2,596	744,611
Fortune Brands Innovations, Inc.	17,279	889,523
Johnson Controls International PLC	105,456	11,138,263
Lennox International, Inc.	4,540	2,602,510
Masco Corp.	23,254	1,496,627
Owens Corning	27,621	3,798,440
Simpson Manufacturing Co., Inc.	5,298	822,832
Trane Technologies PLC	34,404	15,048,654
Trex Co., Inc.(1)	14,931	811,948
UFP Industries, Inc.	5,762	572,512
Zurn Elkay Water Solutions Corp., Class C	20,000	731,400
		$60,479,726
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	5,309	$1,044,652
Ameriprise Financial, Inc.	12,907	6,888,853
Ares Management Corp., Class A	26,631	4,612,489
Bank of New York Mellon Corp.	102,683	9,355,448
Blackrock, Inc.	20,222	21,217,934
Blackstone, Inc.	100,709	15,064,052
Blue Owl Capital, Inc.	64,997	1,248,592
Carlyle Group, Inc.	35,328	1,815,859
Security	Shares	Value
Capital Markets (continued)
Cboe Global Markets, Inc.	13,736	$ 3,203,373
Charles Schwab Corp.	240,288	21,923,877
CME Group, Inc.	49,479	13,637,402
Coinbase Global, Inc., Class A(1)	27,864	9,766,053
Evercore, Inc., Class A	5,932	1,601,759
FactSet Research Systems, Inc.	4,345	1,943,432
Franklin Resources, Inc.	47,893	1,142,248
Goldman Sachs Group, Inc.	42,439	30,036,202
Hamilton Lane, Inc., Class A	6,000	852,720
Houlihan Lokey, Inc.	8,902	1,601,915
Interactive Brokers Group, Inc., Class A	56,904	3,153,051
Intercontinental Exchange, Inc.	80,988	14,858,868
Invesco Ltd.	58,955	929,720
Janus Henderson Group PLC	19,013	738,465
Jefferies Financial Group, Inc.	19,258	1,053,220
KKR & Co., Inc.	99,048	13,176,355
LPL Financial Holdings, Inc.	10,812	4,054,176
MarketAxess Holdings, Inc.	4,905	1,095,483
Moody's Corp.	21,473	10,770,642
Morningstar, Inc.	3,966	1,245,046
MSCI, Inc.	9,447	5,448,463
Nasdaq, Inc.	63,072	5,639,898
Northern Trust Corp.	25,730	3,262,307
PJT Partners, Inc., Class A	4,000	660,040
Raymond James Financial, Inc.	24,578	3,769,528
S&P Global, Inc.	40,071	21,129,038
SEI Investments Co.	14,768	1,327,052
State Street Corp.	37,053	3,940,216
Stifel Financial Corp.	11,864	1,231,246
T. Rowe Price Group, Inc.	30,454	2,938,811
TPG, Inc.	15,316	803,324
Tradeweb Markets, Inc., Class A	17,457	2,555,705
Virtu Financial, Inc., Class A	15,000	671,850
		$251,409,364
Chemicals — 1.4%
Air Products and Chemicals, Inc.	35,546	$10,026,105
Axalta Coating Systems Ltd.(1)	33,822	1,004,175
Balchem Corp.	6,341	1,009,487
Celanese Corp.	15,697	868,515
Eastman Chemical Co.	19,490	1,455,123
Ecolab, Inc.	40,822	10,999,080
Element Solutions, Inc.	26,684	604,393
FMC Corp.	23,761	992,022
International Flavors & Fragrances, Inc.	36,918	2,715,319
Linde PLC	65,104	30,545,495
Mosaic Co.	55,544	2,026,245
PPG Industries, Inc.	32,608	3,709,160
RPM International, Inc.	19,497	2,141,550
Sherwin-Williams Co.	35,687	12,253,488
		$80,350,157

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A(1)	8,277	$ 955,000
Cintas Corp.	38,008	8,470,843
Clean Harbors, Inc.(1)	6,088	1,407,424
Copart, Inc.(1)	122,175	5,995,127
MSA Safety, Inc.	4,618	773,654
Republic Services, Inc.	26,792	6,607,175
Tetra Tech, Inc.	39,920	1,435,523
Veralto Corp.	26,459	2,671,036
Waste Management, Inc.	56,580	12,946,636
		$41,262,418
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	125,140	$12,803,073
Ciena Corp.(1)	16,458	1,338,529
Cisco Systems, Inc.	484,493	33,614,124
F5, Inc.(1)	7,866	2,315,121
Juniper Networks, Inc.	37,122	1,482,282
Lumentum Holdings, Inc.(1)	10,614	1,008,967
Motorola Solutions, Inc.	19,748	8,303,244
		$60,865,340
Construction & Engineering — 0.4%
AECOM	16,411	$1,852,145
API Group Corp.(1)	29,281	1,494,795
Comfort Systems USA, Inc.	4,371	2,343,774
Construction Partners, Inc., Class A(1)	6,331	672,859
Dycom Industries, Inc.(1)	3,969	969,984
EMCOR Group, Inc.	5,942	3,178,316
IES Holdings, Inc.(1)	2,000	592,460
MasTec, Inc.(1)	6,552	1,116,657
Quanta Services, Inc.	20,445	7,729,846
Sterling Infrastructure, Inc.(1)	4,037	931,457
Valmont Industries, Inc.	3,406	1,112,297
WillScot Holdings Corp.	19,834	543,452
		$22,538,042
Construction Materials — 0.5%
CRH PLC	157,666	$14,473,739
Knife River Corp.(1)	17,267	1,409,678
Vulcan Materials Co.	40,664	10,605,984
		$26,489,401
Consumer Finance — 0.9%
Ally Financial, Inc.	42,829	$1,668,190
American Express Co.	77,774	24,808,351
Capital One Financial Corp.	87,328	18,579,905
Credit Acceptance Corp.(1)(2)	584	297,507
FirstCash Holdings, Inc.	5,630	760,838
OneMain Holdings, Inc.	16,018	913,026
SLM Corp.	22,631	742,071
Security	Shares	Value
Consumer Finance (continued)
SoFi Technologies, Inc.(1)	170,243	$ 3,100,125
Synchrony Financial	49,302	3,290,415
		$ 54,160,428
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	56,555	$ 1,216,498
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,790,948
Casey's General Stores, Inc.	6,784	3,461,672
Costco Wholesale Corp.	49,971	49,468,292
Dollar General Corp.	23,614	2,700,969
Dollar Tree, Inc.(1)	20,845	2,064,489
Kroger Co.	109,812	7,876,815
Maplebear, Inc.(1)	28,383	1,284,047
Performance Food Group Co.(1)	25,075	2,193,310
Sprouts Farmers Market, Inc.(1)	17,485	2,878,730
Sysco Corp.	81,086	6,141,454
Target Corp.	52,455	5,174,686
U.S. Foods Holding Corp.(1)	40,557	3,123,294
Walmart, Inc.	492,495	48,156,161
		$137,531,365
Containers & Packaging — 0.4%
Amcor PLC	333,053	$3,060,757
AptarGroup, Inc.	8,864	1,386,596
Avery Dennison Corp.	12,733	2,234,259
Ball Corp.	45,520	2,553,217
Crown Holdings, Inc.	16,049	1,652,726
Graphic Packaging Holding Co.	54,728	1,153,119
International Paper Co.	87,025	4,075,381
Packaging Corp. of America	14,121	2,661,102
Sealed Air Corp.	29,677	920,877
Silgan Holdings, Inc.	7,723	418,432
Smurfit WestRock PLC	83,004	3,581,623
		$23,698,089
Distributors — 0.1%
Genuine Parts Co.	13,567	$1,645,813
LKQ Corp.	29,890	1,106,229
Pool Corp.	4,776	1,392,108
		$4,144,150
Diversified Consumer Services — 0.1%
ADT, Inc.	75,589	$640,239
Adtalem Global Education, Inc.(1)	4,645	590,983
Bright Horizons Family Solutions, Inc.(1)	8,169	1,009,607
Duolingo, Inc.(1)	5,178	2,123,084
H&R Block, Inc.	13,245	727,018
Service Corp. International	19,420	1,580,788
Stride, Inc.(1)	7,102	1,031,139
		$7,702,858

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	21,831	$ 696,627
W.P. Carey, Inc.	30,578	1,907,456
		$ 2,604,083
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	872,442	$ 25,248,472
Verizon Communications, Inc.	515,404	22,301,531
		$ 47,550,003
Electric Utilities — 1.0%
Alliant Energy Corp.	31,376	$1,897,307
Constellation Energy Corp.	42,259	13,639,515
Evergy, Inc.	27,382	1,887,441
Eversource Energy	49,680	3,160,642
Exelon Corp.	141,215	6,131,555
IDACORP, Inc.	8,719	1,006,609
NextEra Energy, Inc.	282,791	19,631,351
NRG Energy, Inc.	25,261	4,056,411
Portland General Electric Co.	12,060	489,998
TXNM Energy, Inc.	11,452	644,977
Xcel Energy, Inc.	78,303	5,332,434
		$57,878,240
Electrical Equipment — 1.4%
Acuity, Inc.	3,937	$1,174,564
AMETEK, Inc.	37,422	6,771,885
Eaton Corp. PLC	60,628	21,643,590
Emerson Electric Co.	90,105	12,013,700
GE Vernova, Inc.	37,411	19,796,031
Hubbell, Inc.	7,872	3,215,003
NEXTracker, Inc., Class A(1)	21,434	1,165,366
nVent Electric PLC	28,691	2,101,616
Regal Rexnord Corp.	8,971	1,300,436
Rockwell Automation, Inc.	18,392	6,109,271
Vertiv Holdings Co., Class A	58,368	7,495,035
		$82,786,497
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	185,827	$18,350,416
Arrow Electronics, Inc.(1)	6,623	843,969
Badger Meter, Inc.	3,328	815,194
CDW Corp.	14,450	2,580,625
Cognex Corp.	22,328	708,244
Coherent Corp.(1)	23,803	2,123,466
Corning, Inc.	93,221	4,902,492
Flex Ltd.(1)	50,259	2,508,929
Itron, Inc.(1)	7,290	959,583
Jabil, Inc.	11,317	2,468,238
Keysight Technologies, Inc.(1)	27,819	4,558,421
Littelfuse, Inc.	4,405	998,746
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Ralliant Corp.(1)	18,802	$ 911,709
TD SYNNEX Corp.	8,146	1,105,412
TE Connectivity PLC	47,970	8,091,100
Teledyne Technologies, Inc.(1)	6,956	3,563,628
Trimble, Inc.(1)	34,815	2,645,244
Vontier Corp.	19,585	722,687
Zebra Technologies Corp., Class A(1)	6,550	2,019,758
		$ 60,877,861
Energy Equipment & Services — 0.2%
Baker Hughes Co.	310,561	$11,906,909
		$11,906,909
Entertainment — 2.0%
Electronic Arts, Inc.	26,121	$4,171,524
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	3,019,633
Liberty Media Corp.-Liberty Live, Class A(1)	11,816	939,135
Netflix, Inc.(1)	49,923	66,853,387
Roku, Inc.(1)	15,348	1,348,936
Take-Two Interactive Software, Inc.(1)	20,124	4,887,113
Walt Disney Co.	235,681	29,226,801
Warner Bros. Discovery, Inc.(1)	333,376	3,820,489
Warner Music Group Corp., Class A	19,984	544,364
		$114,811,382
Financial Services — 3.0%
Affirm Holdings, Inc.(1)	35,890	$2,481,435
Apollo Global Management, Inc.	59,219	8,401,399
Corpay, Inc.(1)	8,162	2,708,315
Equitable Holdings, Inc.	38,350	2,151,435
Essent Group Ltd.	16,779	1,018,989
Euronet Worldwide, Inc.(1)	7,279	737,945
Fidelity National Information Services, Inc.	64,432	5,245,409
Fiserv, Inc.(1)	67,843	11,696,812
Jack Henry & Associates, Inc.	8,677	1,563,335
Jackson Financial, Inc., Class A	10,701	950,142
Mastercard, Inc., Class A	98,061	55,104,398
MGIC Investment Corp.	43,154	1,201,407
Mr. Cooper Group, Inc.(1)	6,422	958,227
PayPal Holdings, Inc.(1)	115,192	8,561,069
PennyMac Financial Services, Inc.	6,509	648,557
Shift4 Payments, Inc., Class A(1)(2)	7,065	700,212
Toast, Inc., Class A(1)	55,571	2,461,239
Visa, Inc., Class A	196,536	69,780,107
Voya Financial, Inc.	12,965	920,515
		$177,290,947
Food Products — 0.8%
Bunge Global SA	24,521	$1,968,546
Campbell's Co.	35,599	1,091,109

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Conagra Brands, Inc.	67,700	$ 1,385,819
Darling Ingredients, Inc.(1)	28,014	1,062,851
General Mills, Inc.	98,008	5,077,795
Hershey Co.	24,016	3,985,455
Hormel Foods Corp.	49,662	1,502,276
Ingredion, Inc.	9,520	1,291,102
J.M. Smucker Co.	17,585	1,726,847
Kellanova	48,029	3,819,746
Kraft Heinz Co.	139,637	3,605,427
Lamb Weston Holdings, Inc.	23,745	1,231,178
McCormick & Co., Inc.	44,925	3,406,214
Mondelez International, Inc., Class A	217,144	14,644,191
Pilgrim's Pride Corp.	10,000	449,800
Post Holdings, Inc.(1)	8,423	918,360
		$47,166,716
Gas Utilities — 0.0%†
Southwest Gas Holdings, Inc.	11,528	$857,568
UGI Corp.	36,167	1,317,202
		$2,174,770
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	25,807	$3,705,885
Knight-Swift Transportation Holdings, Inc.	53,423	2,362,899
Landstar System, Inc.	4,999	694,961
Lyft, Inc., Class A(1)	41,912	660,533
Old Dominion Freight Line, Inc.	57,647	9,356,108
Ryder System, Inc.	13,756	2,187,204
Saia, Inc.(1)	9,017	2,470,568
Uber Technologies, Inc.(1)	245,110	22,868,763
Union Pacific Corp.	97,550	22,444,304
XPO, Inc.(1)	37,062	4,680,560
		$71,431,785
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	221,953	$30,187,828
Align Technology, Inc.(1)	8,784	1,663,075
Baxter International, Inc.	68,916	2,086,776
Becton Dickinson & Co.	36,063	6,211,852
Boston Scientific Corp.(1)	188,475	20,244,100
Cooper Cos., Inc.(1)	26,964	1,918,758
DexCom, Inc.(1)	53,004	4,626,719
Edwards Lifesciences Corp.(1)	74,182	5,801,774
GE HealthCare Technologies, Inc.	62,457	4,626,190
Glaukos Corp.(1)	6,290	649,694
Globus Medical, Inc., Class A(1)	12,421	733,087
Hologic, Inc.(1)	32,429	2,113,074
IDEXX Laboratories, Inc.(1)	9,853	5,284,558
Insulet Corp.(1)	8,612	2,705,718
Intuitive Surgical, Inc.(1)	45,666	24,815,361
Medtronic PLC	162,617	14,175,324
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.(1)	8,686	$ 811,967
Penumbra, Inc.(1)	5,177	1,328,574
ResMed, Inc.	18,908	4,878,264
STERIS PLC	12,453	2,991,460
Stryker Corp.	45,569	18,028,463
Teleflex, Inc.	5,702	674,889
Zimmer Biomet Holdings, Inc.	23,030	2,100,566
		$ 158,658,071
Health Care Providers & Services — 1.6%
Centene Corp.(1)	64,401	$3,495,686
Chemed Corp.	2,008	977,755
Cigna Group	34,052	11,256,910
CorVel Corp.(1)	6,000	616,680
CVS Health Corp.	167,809	11,575,465
DaVita, Inc.(1)	5,316	757,264
Elevance Health, Inc.	29,155	11,340,129
Encompass Health Corp.	12,962	1,589,530
Ensign Group, Inc.	8,432	1,300,720
Guardant Health, Inc.(1)	15,221	792,101
HealthEquity, Inc.(1)	11,570	1,212,073
Henry Schein, Inc.(1)	15,113	1,104,005
Humana, Inc.	14,984	3,663,288
Labcorp Holdings, Inc.	10,768	2,826,708
Molina Healthcare, Inc.(1)	7,407	2,206,545
Option Care Health, Inc.(1)	22,841	741,876
Quest Diagnostics, Inc.	15,257	2,740,615
UnitedHealth Group, Inc.	116,372	36,304,573
		$94,501,923
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	24,445	$1,775,440
American Healthcare REIT, Inc.	21,745	798,911
CareTrust REIT, Inc.	26,214	802,148
Healthcare Realty Trust, Inc.	53,295	845,259
Healthpeak Properties, Inc.	99,240	1,737,693
Omega Healthcare Investors, Inc.	34,847	1,277,143
Ventas, Inc.	56,995	3,599,234
Welltower, Inc.	88,730	13,640,463
		$24,476,291
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	11,619	$712,709
Veeva Systems, Inc., Class A(1)	18,768	5,404,809
Waystar Holding Corp.(1)	14,000	572,180
		$6,689,698
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	98,442	$1,512,069

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotel & Resort REITs (continued)
Ryman Hospitality Properties, Inc.	8,211	$ 810,179
		$ 2,322,248
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(1)	51,316	$ 6,791,160
Aramark	39,856	1,668,771
Booking Holdings, Inc.	3,999	23,151,171
Brinker International, Inc.(1)	7,485	1,349,770
Cava Group, Inc.(1)	12,421	1,046,221
Chipotle Mexican Grill, Inc.(1)	223,878	12,570,750
Choice Hotels International, Inc.(2)	3,713	471,105
Darden Restaurants, Inc.	21,063	4,591,102
Domino's Pizza, Inc.	6,084	2,741,450
DoorDash, Inc., Class A(1)	42,825	10,556,791
Hilton Worldwide Holdings, Inc.	31,839	8,479,999
Hyatt Hotels Corp., Class A	5,006	699,088
Life Time Group Holdings, Inc.(1)	17,000	515,610
Marriott International, Inc., Class A	29,448	8,045,488
Planet Fitness, Inc., Class A(1)	12,440	1,356,582
Shake Shack, Inc., Class A(1)	6,544	920,086
Starbucks Corp.	191,533	17,550,169
Texas Roadhouse, Inc.	9,788	1,834,369
Vail Resorts, Inc.	3,170	498,102
Wingstop, Inc.	4,983	1,677,975
Wyndham Hotels & Resorts, Inc.	11,818	959,740
Yum! Brands, Inc.	47,187	6,992,170
		$114,467,669
Household Durables — 0.4%
D.R. Horton, Inc.	36,663	$4,726,594
Lennar Corp., Class A	30,120	3,331,573
Mohawk Industries, Inc.(1)	7,595	796,260
NVR, Inc.(1)	424	3,131,520
PulteGroup, Inc.	27,634	2,914,282
Somnigroup International, Inc.	26,005	1,769,640
Taylor Morrison Home Corp.(1)	17,249	1,059,434
Toll Brothers, Inc.	14,355	1,638,336
TopBuild Corp.(1)	4,629	1,498,592
		$20,866,231
Household Products — 1.0%
Church & Dwight Co., Inc.	28,787	$2,766,719
Clorox Co.	15,502	1,861,325
Colgate-Palmolive Co.	90,783	8,252,175
Kimberly-Clark Corp.	36,418	4,695,008
Procter & Gamble Co.	262,136	41,763,507
		$59,338,734
Independent Power and Renewable Electricity Producers — 0.0%†
AES Corp.	87,131	$916,618
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Brookfield Renewable Corp.	15,670	$ 513,663
Clearway Energy, Inc., Class C	3,312	105,984
		$ 1,536,265
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	40,080	$ 666,530
EastGroup Properties, Inc.	6,746	1,127,392
First Industrial Realty Trust, Inc.	18,637	896,999
Lineage, Inc.	10,000	435,200
Prologis, Inc.	125,323	13,173,954
Rexford Industrial Realty, Inc.	30,750	1,093,778
STAG Industrial, Inc.	25,716	932,976
Terreno Realty Corp.	13,401	751,394
		$19,078,223
Insurance — 2.5%
Aflac, Inc.	70,509	$7,435,879
Allstate Corp.	37,181	7,484,907
American Financial Group, Inc.	8,443	1,065,591
American International Group, Inc.	83,561	7,151,986
Aon PLC, Class A	29,045	10,362,094
Arch Capital Group Ltd.	51,356	4,675,964
Arthur J. Gallagher & Co.	34,429	11,021,412
Axis Capital Holdings Ltd.	11,680	1,212,618
Brown & Brown, Inc.	31,972	3,544,736
Cincinnati Financial Corp.	19,598	2,918,534
Everest Group Ltd.	6,034	2,050,655
First American Financial Corp.	12,153	746,073
Globe Life, Inc.	9,578	1,190,450
Hanover Insurance Group, Inc.	4,418	750,486
Hartford Insurance Group, Inc.	39,363	4,993,984
Kinsale Capital Group, Inc.	3,254	1,574,611
Lincoln National Corp.	20,704	716,358
Marsh & McLennan Cos., Inc.	67,922	14,850,466
MetLife, Inc.	82,674	6,648,643
Old Republic International Corp.	26,730	1,027,501
Primerica, Inc.	3,682	1,007,653
Principal Financial Group, Inc.	29,433	2,337,863
Progressive Corp.	81,249	21,682,108
Prudential Financial, Inc.	51,793	5,564,640
Reinsurance Group of America, Inc.	8,453	1,676,737
RenaissanceRe Holdings Ltd.	7,066	1,716,331
Ryan Specialty Holdings, Inc.	18,176	1,235,786
Selective Insurance Group, Inc.	8,916	772,571
Travelers Cos., Inc.	32,707	8,750,431
Unum Group	26,123	2,109,693
W.R. Berkley Corp.	38,039	2,794,725
Willis Towers Watson PLC	14,506	4,446,089
		$145,517,575

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 3.6%
Alphabet, Inc., Class A	1,162,947	$ 204,946,150
Pinterest, Inc., Class A(1)	74,626	2,676,088
Snap, Inc., Class A(1)	139,856	1,215,349
		$ 208,837,587
IT Services — 1.6%
Accenture PLC, Class A	75,716	$ 22,630,755
Akamai Technologies, Inc.(1)	14,931	1,190,897
Amdocs Ltd.	14,063	1,283,108
Cloudflare, Inc., Class A(1)	36,158	7,080,821
Cognizant Technology Solutions Corp., Class A	63,208	4,932,120
EPAM Systems, Inc.(1)	7,499	1,325,973
Gartner, Inc.(1)	9,236	3,733,376
GoDaddy, Inc., Class A(1)	16,929	3,048,236
International Business Machines Corp.	112,964	33,299,528
Kyndryl Holdings, Inc.(1)	27,703	1,162,418
MongoDB, Inc.(1)	8,773	1,842,242
Snowflake, Inc., Class A(1)	38,404	8,593,663
Twilio, Inc., Class A(1)	17,506	2,177,046
VeriSign, Inc.	9,083	2,623,171
		$94,923,354
Leisure Products — 0.0%†
Hasbro, Inc.	15,358	$1,133,727
Mattel, Inc.(1)	49,315	972,492
		$2,106,219
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	35,803	$4,225,112
Avantor, Inc.(1)	94,362	1,270,113
Bio-Rad Laboratories, Inc., Class A(1)	3,262	787,186
Bio-Techne Corp.	18,380	945,651
Bruker Corp.	10,235	421,682
Charles River Laboratories International, Inc.(1)	7,469	1,133,271
Danaher Corp.	85,066	16,803,938
Illumina, Inc.(1)	20,253	1,932,339
IQVIA Holdings, Inc.(1)	21,577	3,400,319
Medpace Holdings, Inc.(1)	3,135	983,951
Mettler-Toledo International, Inc.(1)	2,450	2,878,064
Repligen Corp.(1)	8,424	1,047,777
Revvity, Inc.	17,808	1,722,390
Thermo Fisher Scientific, Inc.	48,196	19,541,550
Waters Corp.(1)	7,201	2,513,437
West Pharmaceutical Services, Inc.	9,560	2,091,728
		$61,698,508
Machinery — 2.6%
AGCO Corp.	9,698	$1,000,446
Allison Transmission Holdings, Inc.	10,686	1,015,063
Caterpillar, Inc.	72,455	28,127,756
Security	Shares	Value
Machinery (continued)
Chart Industries, Inc.(1)	5,302	$ 872,974
CNH Industrial NV	132,634	1,718,937
Cummins, Inc.	22,023	7,212,533
Deere & Co.	38,814	19,736,531
Donaldson Co., Inc.	15,838	1,098,365
Dover Corp.	20,632	3,780,401
ESAB Corp.	6,522	786,227
ESCO Technologies, Inc.	4,015	770,358
Federal Signal Corp.	9,577	1,019,184
Flowserve Corp.	21,203	1,109,977
Fortive Corp.	56,406	2,940,445
Gates Industrial Corp. PLC(1)	39,632	912,725
Graco, Inc.	23,810	2,046,946
IDEX Corp.	10,928	1,918,629
Illinois Tool Works, Inc.	45,153	11,164,079
Ingersoll Rand, Inc.	64,674	5,379,583
ITT, Inc.	10,717	1,680,747
JBT Marel Corp.	7,989	960,757
Lincoln Electric Holdings, Inc.	7,639	1,583,718
Middleby Corp.(1)	8,322	1,198,368
Mueller Industries, Inc.	13,903	1,104,871
Nordson Corp.	6,837	1,465,648
Oshkosh Corp.	8,141	924,329
Otis Worldwide Corp.	59,490	5,890,700
PACCAR, Inc.	77,674	7,383,690
Parker-Hannifin Corp.	19,561	13,662,772
Pentair PLC	23,466	2,409,020
Snap-on, Inc.	8,819	2,744,296
SPX Technologies, Inc.(1)	8,666	1,453,115
Stanley Black & Decker, Inc.	21,711	1,470,920
Timken Co.	10,680	774,834
Toro Co.	14,144	999,698
Watts Water Technologies, Inc., Class A	4,503	1,107,243
Westinghouse Air Brake Technologies Corp.	25,020	5,237,937
Xylem, Inc.	38,687	5,004,550
		$149,668,372
Media — 0.6%
Charter Communications, Inc., Class A(1)	11,038	$4,512,445
Comcast Corp., Class A	456,735	16,300,872
Interpublic Group of Cos., Inc.	55,503	1,358,713
Liberty Broadband Corp., Class C(1)	18,039	1,774,677
New York Times Co., Class A	18,406	1,030,368
Nexstar Media Group, Inc.	4,833	835,867
Omnicom Group, Inc.	21,793	1,567,788
Paramount Global, Class B	91,715	1,183,124
Sirius XM Holdings, Inc.	28,404	652,440
Trade Desk, Inc., Class A(1)	55,116	3,967,801
		$33,184,095

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 0.4%
Carpenter Technology Corp.	14,852	$ 4,104,796
Commercial Metals Co.	39,906	1,951,802
Nucor Corp.	70,561	9,140,472
Reliance, Inc.	16,913	5,308,991
Steel Dynamics, Inc.	44,223	5,660,986
		$ 26,167,047
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(2)	104,028	$ 956,017
Annaly Capital Management, Inc.	71,106	1,338,215
Rithm Capital Corp.	68,495	773,309
Starwood Property Trust, Inc.(2)	42,268	848,319
		$3,915,860
Multi-Utilities — 0.7%
Ameren Corp.	37,576	$3,608,799
CMS Energy Corp.	37,220	2,578,602
Consolidated Edison, Inc.	48,829	4,899,990
Dominion Energy, Inc.	118,402	6,692,081
DTE Energy Co.	29,175	3,864,520
NiSource, Inc.	57,231	2,308,699
Public Service Enterprise Group, Inc.	70,361	5,922,989
Sempra	89,475	6,779,521
WEC Energy Group, Inc.	44,602	4,647,528
		$41,302,729
Office REITs — 0.1%
BXP, Inc.	22,161	$1,495,203
COPT Defense Properties	7,468	205,968
Cousins Properties, Inc.	30,071	903,032
Kilroy Realty Corp.	20,000	686,200
Vornado Realty Trust	23,964	916,383
		$4,206,786
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.(2)	213,571	$8,972,118
		$8,972,118
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	8,248	$709,246
		$709,246
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(1)	41,827	$2,069,600
American Airlines Group, Inc.(1)	220,564	2,474,728
Delta Air Lines, Inc.	205,198	10,091,638
		$14,635,966
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	15,888	$920,392
Security	Shares	Value
Personal Care Products (continued)
e.l.f. Beauty, Inc.(1)	6,136	$ 763,564
Estee Lauder Cos., Inc., Class A	28,678	2,317,182
Kenvue, Inc.	222,342	4,653,618
		$ 8,654,756
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	269,510	$ 12,475,618
Corcept Therapeutics, Inc.(1)	12,137	890,856
Elanco Animal Health, Inc.(1)	74,870	1,069,144
Eli Lilly & Co.	98,120	76,487,483
Jazz Pharmaceuticals PLC(1)	5,370	569,864
Merck & Co., Inc.	321,887	25,480,575
Pfizer, Inc.	725,065	17,575,575
Royalty Pharma PLC, Class A	44,360	1,598,291
Zoetis, Inc.	59,342	9,254,385
		$145,401,791
Professional Services — 0.8%
Amentum Holdings, Inc.(1)	34,206	$807,604
Automatic Data Processing, Inc.	49,289	15,200,728
Booz Allen Hamilton Holding Corp.	16,491	1,717,208
Broadridge Financial Solutions, Inc.	13,111	3,186,366
Dayforce, Inc.(1)	19,247	1,066,091
Equifax, Inc.	17,291	4,484,767
ExlService Holdings, Inc.(1)	21,250	930,538
FTI Consulting, Inc.(1)	3,808	614,992
Genpact Ltd.	18,622	819,554
Parsons Corp.(1)	2,630	188,755
Paychex, Inc.	39,100	5,687,486
Paycom Software, Inc.	7,048	1,630,907
Paylocity Holding Corp.(1)	5,269	954,690
Robert Half, Inc.	8,843	363,005
Science Applications International Corp.	5,120	576,563
SS&C Technologies Holdings, Inc.	27,152	2,248,186
TransUnion	22,499	1,979,912
UL Solutions, Inc., Class A	8,135	592,716
Verisk Analytics, Inc.	19,280	6,005,720
		$49,055,788
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	41,002	$5,745,200
CoStar Group, Inc.(1)	58,090	4,670,436
Jones Lang LaSalle, Inc.(1)	7,080	1,810,923
Zillow Group, Inc., Class C(1)	22,221	1,556,581
		$13,783,140
Residential REITs — 0.4%
AvalonBay Communities, Inc.	20,035	$4,077,123
Camden Property Trust	14,848	1,673,221
Equity LifeStyle Properties, Inc.	25,196	1,553,837

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs (continued)
Equity Residential	52,556	$ 3,547,005
Essex Property Trust, Inc.	9,010	2,553,434
Invitation Homes, Inc.	84,060	2,757,168
Mid-America Apartment Communities, Inc.	16,410	2,428,844
Sun Communities, Inc.	17,392	2,199,914
UDR, Inc.	46,335	1,891,858
		$ 22,682,404
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$1,101,284
Federal Realty Investment Trust	11,607	1,102,549
Kimco Realty Corp.	93,381	1,962,869
Kite Realty Group Trust	30,789	697,371
NNN REIT, Inc.	25,723	1,110,719
Phillips Edison & Co., Inc.	17,164	601,255
Realty Income Corp.	123,034	7,087,989
Regency Centers Corp.	25,932	1,847,136
Simon Property Group, Inc.	45,711	7,348,500
		$22,859,672
Semiconductors & Semiconductor Equipment — 12.4%
Advanced Micro Devices, Inc.(1)	197,014	$27,956,287
Allegro MicroSystems, Inc.(1)	22,618	773,309
Analog Devices, Inc.	60,360	14,366,887
Applied Materials, Inc.	99,542	18,223,154
Astera Labs, Inc.(1)	13,488	1,219,585
Broadcom, Inc.	505,251	139,272,438
Cirrus Logic, Inc.(1)	7,380	769,402
Enphase Energy, Inc.(1)	16,417	650,934
Entegris, Inc.	17,978	1,449,926
First Solar, Inc.(1)	12,403	2,053,193
Intel Corp.	546,735	12,246,864
KLA Corp.	16,341	14,637,287
Lam Research Corp.	157,389	15,320,245
Lattice Semiconductor Corp.(1)	15,108	740,141
Marvell Technology, Inc.	106,814	8,267,404
Microchip Technology, Inc.	67,302	4,736,042
Micron Technology, Inc.	134,174	16,536,946
MKS, Inc.	11,984	1,190,730
Monolithic Power Systems, Inc.	5,488	4,013,813
NVIDIA Corp.	2,448,598	386,853,998
ON Semiconductor Corp.(1)	47,391	2,483,762
Qorvo, Inc.(1)	11,584	983,597
QUALCOMM, Inc.	135,391	21,562,371
Rambus, Inc.(1)	13,679	875,730
Skyworks Solutions, Inc.	20,197	1,505,080
Teradyne, Inc.	17,105	1,538,082
Texas Instruments, Inc.	110,645	22,972,115
Universal Display Corp.	6,342	979,585
		$724,178,907
Security	Shares	Value
Software — 11.5%
ACI Worldwide, Inc.(1)	12,660	$ 581,221
Adobe, Inc.(1)	51,701	20,002,083
ANSYS, Inc.(1)	10,737	3,771,049
AppFolio, Inc., Class A(1)	3,500	805,980
AppLovin Corp., Class A(1)	25,144	8,802,411
Atlassian Corp., Class A(1)	19,033	3,865,412
Autodesk, Inc.(1)	25,432	7,872,984
Bentley Systems, Inc., Class B	16,578	894,715
Box, Inc., Class A(1)	17,017	581,471
Cadence Design Systems, Inc.(1)	33,775	10,407,766
CCC Intelligent Solutions Holdings, Inc.(1)	65,000	611,650
Clearwater Analytics Holdings, Inc., Class A(1)	29,268	641,847
Commvault Systems, Inc.(1)	5,190	904,773
Confluent, Inc., Class A(1)	37,516	935,274
CrowdStrike Holdings, Inc., Class A(1)	28,710	14,622,290
Datadog, Inc., Class A(1)	38,325	5,148,197
Docusign, Inc.(1)	26,144	2,036,356
Dolby Laboratories, Inc., Class A	6,538	485,512
Dropbox, Inc., Class A(1)	18,546	530,416
Dynatrace, Inc.(1)	39,992	2,207,958
Elastic NV(1)	8,376	706,348
Fair Isaac Corp.(1)	2,971	5,430,869
Fortinet, Inc.(1)	75,066	7,935,977
Gen Digital, Inc.	59,180	1,739,892
Guidewire Software, Inc.(1)	10,995	2,588,773
HubSpot, Inc.(1)	6,345	3,531,817
Intuit, Inc.	33,280	26,212,326
Manhattan Associates, Inc.(1)	6,811	1,344,968
MARA Holdings, Inc.(1)(2)	38,039	596,451
Microsoft Corp.	764,993	380,515,168
Nutanix, Inc., Class A(1)	29,688	2,269,351
Oracle Corp.	201,155	43,978,518
Palo Alto Networks, Inc.(1)	80,387	16,450,396
PTC, Inc.(1)	15,079	2,598,715
Q2 Holdings, Inc.(1)	7,296	682,833
Qualys, Inc.(1)	4,602	657,488
Roper Technologies, Inc.	13,018	7,379,123
Salesforce, Inc.	113,242	30,879,961
Samsara, Inc., Class A(1)	40,083	1,594,502
SentinelOne, Inc., Class A(1)	22,483	410,989
ServiceNow, Inc.(1)	25,045	25,748,264
SPS Commerce, Inc.(1)	4,586	624,109
Synopsys, Inc.(1)	19,463	9,978,291
Tyler Technologies, Inc.(1)	4,951	2,935,151
Varonis Systems, Inc.(1)	13,142	666,956
Workday, Inc., Class A(1)	27,267	6,544,080
Zscaler, Inc.(1)	11,669	3,663,366
		$673,374,047
Specialized REITs — 1.1%
American Tower Corp.	64,093	$14,165,835

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	61,357	$ 6,303,205
CubeSmart	31,543	1,340,577
Digital Realty Trust, Inc.	45,622	7,953,283
Equinix, Inc.	13,383	10,645,775
Extra Space Storage, Inc.	29,538	4,355,083
Iron Mountain, Inc.	35,487	3,639,902
Lamar Advertising Co., Class A	12,312	1,494,184
National Storage Affiliates Trust	12,000	383,880
Public Storage	22,498	6,601,363
SBA Communications Corp.	15,057	3,535,986
Weyerhaeuser Co.	82,826	2,127,800
		$62,546,873
Specialty Retail — 2.0%
AutoNation, Inc.(1)	4,563	$906,440
AutoZone, Inc.(1)	1,858	6,897,323
Bath & Body Works, Inc.	29,800	892,808
Best Buy Co., Inc.	21,455	1,440,274
Boot Barn Holdings, Inc.(1)	5,000	760,000
Burlington Stores, Inc.(1)	6,490	1,509,834
CarMax, Inc.(1)	19,883	1,336,336
Carvana Co.(1)	14,074	4,742,375
Chewy, Inc., Class A(1)	23,772	1,013,163
Dick's Sporting Goods, Inc.	5,422	1,072,526
Five Below, Inc.(1)	6,997	917,866
Floor & Decor Holdings, Inc., Class A(1)	12,454	946,006
GameStop Corp., Class A(1)	54,168	1,321,158
Gap, Inc.	25,901	564,901
Group 1 Automotive, Inc.	1,397	610,084
Home Depot, Inc.	111,196	40,768,901
Lithia Motors, Inc., Class A	3,411	1,152,304
Lowe's Cos., Inc.	64,084	14,218,317
O'Reilly Automotive, Inc.(1)	96,450	8,693,038
Penske Automotive Group, Inc.	1,776	305,135
Ross Stores, Inc.	35,110	4,479,334
TJX Cos., Inc.	125,082	15,446,376
Tractor Supply Co.	55,318	2,919,131
Ulta Beauty, Inc.(1)	4,554	2,130,452
Urban Outfitters, Inc.(1)	10,000	725,400
Williams-Sonoma, Inc.	13,156	2,149,296
		$117,918,778
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	1,565,861	$321,267,701
Dell Technologies, Inc., Class C	35,037	4,295,536
Hewlett Packard Enterprise Co.	146,696	2,999,933
HP, Inc.	109,071	2,667,877
NetApp, Inc.	23,724	2,527,792
Pure Storage, Inc., Class A(1)	33,965	1,955,705
Sandisk Corp.(1)	14,988	679,706
Seagate Technology Holdings PLC	25,712	3,711,013
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.(1)(2)	59,240	$ 2,903,353
Western Digital Corp.	44,966	2,877,374
		$ 345,885,990
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)	7,218	$ 731,039
Deckers Outdoor Corp.(1)	16,950	1,747,037
lululemon Athletica, Inc.(1)	11,416	2,712,213
NIKE, Inc., Class B	129,337	9,188,100
Ralph Lauren Corp.	4,524	1,240,843
Tapestry, Inc.	22,305	1,958,602
VF Corp.	41,223	484,370
		$18,062,204
Trading Companies & Distributors — 0.6%
Air Lease Corp.	17,419	$1,018,837
Applied Industrial Technologies, Inc.	4,824	1,121,339
Core & Main, Inc., Class A(1)	33,893	2,045,442
Fastenal Co.	125,392	5,266,464
Ferguson Enterprises, Inc.	23,365	5,087,729
FTAI Aviation Ltd.	15,897	1,828,791
GATX Corp.	6,934	1,064,785
SiteOne Landscape Supply, Inc.(1)	6,263	757,447
United Rentals, Inc.	9,717	7,320,788
W.W. Grainger, Inc.	4,888	5,084,693
Watsco, Inc.	5,610	2,477,488
WESCO International, Inc.	4,024	745,245
		$33,819,048
Water Utilities — 0.1%
American Water Works Co., Inc.	25,307	$3,520,457
Essential Utilities, Inc.	41,643	1,546,621
		$5,067,078
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	57,781	$13,766,901
		$13,766,901
Total Common Stocks (identified cost $2,654,093,203)		$5,845,215,101

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(5)	14,171,075	$ 14,171,075
Total Affiliated Fund (identified cost $14,171,075)		$ 14,171,075
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(6)	2,181,161	$ 2,181,161
Total Securities Lending Collateral (identified cost $2,181,161)		$ 2,181,161
Total Short-Term Investments (identified cost $16,352,236)		$ 16,352,236
Total Investments — 100.0% (identified cost $2,670,453,205)		$5,861,575,103
Other Assets, Less Liabilities — (0.0)%†		$ (2,626,470)
Net Assets — 100.0%		$5,858,948,633

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $12,011,061 and the total market value of the collateral received by the Fund was $12,195,436, comprised of cash of $2,181,161 and U.S. government and/or agencies securities of $10,014,275.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of June 30, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$7,766
		$7,766

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $14,171,075, which represents 0.3% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,247,193	$280,475,410	$(267,551,528)	$ —	$ —	$14,171,075	$190,914	14,171,075

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,845,215,101(2)	$ —	$ —	$5,845,215,101
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	14,171,075	—	—	14,171,075
Securities Lending Collateral	2,181,161	—	—	2,181,161
Total Investments	$5,861,567,337	$ —	$7,766	$5,861,575,103

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.